Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting
Segment Reporting

(15)             Segment Reporting

Guidance regarding the disclosures about segments of an enterprise and related information requires disclosure of certain operating and financial data with respect to separate business activities within an enterprise.  The Company owns and acquires well located open air retail centers.  The Company currently owns investment properties located in the States of Florida, Georgia, Illinois, Indiana, Kentucky, Massachusetts, Michigan, Minnesota, Missouri, Nebraska, New Mexico, Ohio, Pennsylvania, Tennessee, Washington and Wisconsin.  These properties are typically anchored by grocery and drug stores, complemented with additional stores providing a wide range of other goods and services.

The Company assesses and measures operating results on an individual property basis for each of its investment properties based on property net operating income.  Management internally evaluates the operating performance of the properties as a whole and does not differentiate properties by geography, size or type.  The Company aggregates its properties into one reportable segment since all properties are open air retail centers.  Accordingly, the Company has concluded that is has a single reportable segment.